Other payables and accrued expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other payables and accrued expenses	Other payables and accrued expenses
Other payables and accrued expenses consist of the following:

	December 31,
	2020	2021

Governmental authorities	$7,602	$13,717
Accrued expenses	4,694	5,957
Contingent consideration related to business combinations	—	7,079
Other	691	1,446
Total other payables and accrued expenses	$12,987	$28,199